Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Feb. 24, 2012	Jun. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	PEOPLES FINANCIAL CORP /MS/
Entity Central Index Key	0000770460
Document Type	10-K
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 56,506,000
Entity Common Stock, Shares Outstanding		5,136,918